Business Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Year ended December 31, 2014
	Apex	Oxford	Life Sciences Europe	Corporate	Total
Revenues	$1,190,052	$493,320	$41,369	$—	$1,724,741
Gross Profit	335,322	208,607	13,506	—	557,435
Operating income	$121,334	$66,315	$3,878	$(53,745)	137,782
Amortization	16,356	5,491	274	9	22,130

	Year ended December 31, 2013
	Apex	Oxford	Life Sciences Europe	Corporate	Total
Revenues	$1,059,993	$423,670	$39,438	$—	$1,523,101
Gross Profit	294,611	147,348	12,916	—	454,875
Operating income	98,588	60,544	5,574	(48,119)	116,587
Amortization	19,524	965	364	90	20,943

	Year ended December 31, 2012
	Apex	Oxford	Life Sciences Europe	Corporate	Total
Revenues	$617,844	$375,196	$38,895	$—	$1,031,935
Gross Profit	174,968	132,034	14,252	—	321,254
Operating income	57,191	57,703	4,481	(46,362)	73,013
Amortization	15,665	437	654	291	17,047

Disclosure on Geographic Areas, Description of Revenue from External Customers
The Company operates internationally, with operations in the United States, Europe, Canada, Australia, and New Zealand. The following table represents revenues by geographic location (in thousands):

	Year Ended December 31,
	2014	2013	2012
Revenues:
Domestic	$1,643,598	$1,446,805	$958,342
Foreign	81,143	76,296	73,593
	$1,724,741	$1,523,101	$1,031,935

Schedule of Revenue by Geographical Areas
Business Segments

The Company has three reportable segments: Apex, Oxford, and Life Sciences Europe.

During the quarter ended March 31, 2014, the Company realigned its former Life Sciences Segment resulting in Lab Support U.S. now being included in the Apex Segment; Valesta U.S. now being included in the Oxford Segment; and the Life Sciences Europe Segment includes Lab Support Europe and Valesta Europe.

On February 1, 2015 the Company sold the Physician Segment. During 2014 the Company discontinued the operations of its European retained search unit, formerly included in the Life Sciences Europe Segment. During 2013, the Company sold its Nurse Travel and Allied Healthcare division (see "Note 5. Discontinued Operations" for further information). The realignment and divestitures resulted in changes to the internal reporting package reviewed by the Chief Operating Decision Maker ("CODM"), and the Healthcare Segment no longer exists. Health Information Management, formerly included in the Healthcare Segment, is included in the Oxford Segment and unallocated corporate expenses are separately disclosed in order to align with the revised internal reporting package reviewed by the CODM. All prior periods have been retrospectively restated to conform to the current presentation.

The Apex Segment provides information technology and scientific staffing professionals for contract, contract-to-hire and permanent placement positions to Fortune 1000 and mid-market clients across the United States, and offers consulting services for other select project-based needs. Apex Segment provides staffing and services support for companies from all major industries, including financial services, business services, consumer and industrials, technology, healthcare, government services, and communications.

The Oxford Segment provides high-end contract and direct hire placement services of information technology and engineering professionals with expertise in specialized information technology, software and hardware engineering, and mechanical, electrical, validation and telecommunications engineering fields.

The Life Sciences Europe Segment provides services of laboratory and scientific professionals to the biotechnology, pharmaceutical, food and beverage, medical device, personal care, chemical and environmental industries. These contract staffing specialties include chemists, clinical research associates, clinical lab assistants, engineers, biologists, biochemists, microbiologists, molecular biologists, food scientists, regulatory affairs specialists, lab assistants and other skilled scientific professionals.

The Company’s management evaluates the performance of each segment primarily based on revenues, gross profit, and operating income. The information in the following table is derived directly from the segments’ internal financial reporting used for corporate management purposes. The Company's management does not evaluate, manage or measure performance of segments using asset information, and such information is not readily available. Accordingly, assets by reportable segment are not disclosed.

The following tables present revenues, gross profit, operating income and amortization by reportable segment (in thousands):

	Year ended December 31, 2014
	Apex	Oxford	Life Sciences Europe	Corporate	Total
Revenues	$1,190,052	$493,320	$41,369	$—	$1,724,741
Gross Profit	335,322	208,607	13,506	—	557,435
Operating income	$121,334	$66,315	$3,878	$(53,745)	137,782
Amortization	16,356	5,491	274	9	22,130

	Year ended December 31, 2013
	Apex	Oxford	Life Sciences Europe	Corporate	Total
Revenues	$1,059,993	$423,670	$39,438	$—	$1,523,101
Gross Profit	294,611	147,348	12,916	—	454,875
Operating income	98,588	60,544	5,574	(48,119)	116,587
Amortization	19,524	965	364	90	20,943

	Year ended December 31, 2012
	Apex	Oxford	Life Sciences Europe	Corporate	Total
Revenues	$617,844	$375,196	$38,895	$—	$1,031,935
Gross Profit	174,968	132,034	14,252	—	321,254
Operating income	57,191	57,703	4,481	(46,362)	73,013
Amortization	15,665	437	654	291	17,047

The Company operates internationally, with operations in the United States, Europe, Canada, Australia, and New Zealand. The following table represents revenues by geographic location (in thousands):

	Year Ended December 31,
	2014	2013	2012
Revenues:
Domestic	$1,643,598	$1,446,805	$958,342
Foreign	81,143	76,296	73,593
	$1,724,741	$1,523,101	$1,031,935

The following table represents long-lived assets by geographic location (in thousands):

	December 31,
	2014	2013	2012
Long-lived Assets:
Domestic	$49,837	$42,341	$38,099
Foreign	2,091	2,394	2,006
	$51,928	$44,735	$40,105

Long Lived Assets By Geographic Location Domestic And Foreign
The following table represents long-lived assets by geographic location (in thousands):

	December 31,
	2014	2013	2012
Long-lived Assets:
Domestic	$49,837	$42,341	$38,099
Foreign	2,091	2,394	2,006
	$51,928	$44,735	$40,105